BANK BORROWINGS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Short Term Debt [Line Items]
Bank borrowings received	¥ 838,859	$ 121,623	¥ 1,473,567	¥ 1,207,793
Repayments of bank debt	¥ 727,500	$ 105,478	¥ 953,387	¥ 643,122
Interest rate (as a percent)	3.13%		3.83%
Unused lines of credit available for future borrowing	¥ 1,789,015
Jiangsu Yitong
Short Term Debt [Line Items]
Bank borrowings	¥ 464,000
Percentage of equity interest pledged to bank	20.48%
Minimum
Short Term Debt [Line Items]
Maturity term (in years)	1 year	1 year
Maximum
Short Term Debt [Line Items]
Maturity term (in years)	7 years	7 years